Employee compensation and benefits - HSBC Holdings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 19,612	$ 19,396	$ 19,477
Average number of employees | employee	231,556	239,712	247,055
Issued by HSBC Holdings
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 30	$ 56	$ 37
Average number of employees | employee	54	59